VARIABLE INTEREST ENTITY (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
VARIABLE INTEREST ENTITY
Total assets	¥ 636,644		¥ 363,725		$ 87,220
Total liabilities	209,134		182,387		28,651
Net revenues	111,714	$ 15,305	174,045	¥ 104,929
Net Income (Loss)	(73,424)	(10,059)	20,003	(974,859)
Variable interest entity, primary beneficiary | Before elimination of intercompany balances and transactions
VARIABLE INTEREST ENTITY
Total assets	34,029		10,846		4,662
Total liabilities	94,504		94,402		$ 12,947
Net revenues	318	44	428	655
Net Income (Loss)	¥ 34,589	$ 4,739	¥ 154,021	¥ (23,286)